PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation

Plant and equipment consist of:

	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2017	$94,484	$5,964	$26,352	$6,131	$2,143	$135,074
Additions	1,497	1,156	1,084	559	1,540	5,836
Disposals	(246)	(194)	(298)	(515)	-	(1,253)
Reclassification of asset groups(1)	344	-	4	-	(348)	-
Impact of foreign currency translation	9,086	829	2,271	555	267	13,008
Balance as at March 31, 2018	$105,165	$7,755	$29,413	$6,730	$3,602	$152,665
Additions	1,586	553	2,266	792	2,750	7,947
Disposals	(316)	(126)	(505)	(376)	-	(1,323)
Reclassification of asset groups(1)	189	-	145	-	(334)	-
Impact of foreign currency translation	(6,596)	(447)	(1,867)	(424)	(228)	(9,562)
Ending balance as at March 31, 2019	$100,028	$7,735	$29,452	$6,722	$5,790	$149,727

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2017	$(42,706)	$(4,666)	$(17,520)	$(4,928)	$(53)	$(69,873)
Disposals	68	175	208	440	-	891
Depreciation and amortization	(3,180)	(438)	(1,643)	(390)	-	(5,651)
Impact of foreign currency translation	(4,198)	(383)	(1,768)	(467)	(5)	(6,821)
Balance as at March 31, 2018	$(50,016)	$(5,312)	$(20,723)	$(5,345)	$(58)	$(81,454)
Disposals	128	108	317	338	-	891
Depreciation and amortization	(3,172)	(500)	(1,615)	(347)	-	(5,634)
Impact of foreign currency translation	3,131	295	1,320	337	4	5,087
Ending balance as at March 31, 2019	$(49,929)	$(5,409)	$(20,701)	$(5,017)	$(54)	$(81,110)

Carrying amounts
Balance as at March 31, 2018	$55,149	$2,443	$8,690	$1,385	$3,544	$71,211
Ending balance as at March 31, 2019	$50,099	$2,326	$8,751	$1,705	$5,736	$68,617

(1) when an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.

Carrying amounts as at March 31, 2019	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$34,160	$2,158	$12,860	$921	$50,099
Office equipment	1,800	35	214	277	2,326
Machinery	6,294	257	2,071	129	8,751
Motor vehicles	1,521	27	140	17	1,705
Construction in progress	3,825	1,842	69	-	5,736
Total	$47,600	$4,319	$15,354	$1,344	$68,617

Carrying amounts as at March 31, 2018	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$37,432	$2,527	$14,039	$1,151	$55,149
Office equipment	2,053	46	168	176	2,443
Machinery	5,649	339	2,652	50	8,690
Motor vehicles	1,270	33	80	2	1,385
Construction in progress	1,529	1,966	49	-	3,544
Total	$47,933	$4,911	$16,988	$1,379	$71,211